Accumulated Other Comprehensive Loss (Significant Amounts Reclassified Out Of Each Component Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ 213	$ 348
Income tax expense	(2,553)	(6,551)
Net income	13,651	8,198
Amount Reclassified From Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	(45)	(118)
Net income	168	230
Amount Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Unrealized gains (losses) on available for sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ 213	$ 348